SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Impact on the consolidated statements of profit or loss and other comprehensive income (Details)
Rp / shares in Units, $ / shares in Units, $ in Millions, Rp in Billions
	12 Months Ended
	Dec. 31, 2025 IDR (Rp) Rp / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 IDR (Rp) Rp / shares	Dec. 31, 2023 IDR (Rp) Rp / shares
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Depreciation and amortization expenses	Rp (37,653)	$ (2,258)	Rp (34,134)	Rp (34,265)
Operating income	34,057	2,041	41,471	42,789
Profit before income tax	30,509	1,829	37,620	39,159
Income tax benefit (expense)
Deferred	1,064	65	(506)	331
Profit for the year	23,968	1,438	29,479	30,694
Net comprehensive income (loss) for the year	24,094	1,446	30,374	29,240
Profit for the year attributable to:
Owners of the parent company	17,486	1,049	22,365	23,053
Total comprehensive income for the year attributable to:
Owners of the parent company	Rp 17,626	$ 1,057	Rp 23,150	Rp 21,575
Profit per share - (Basic) | (per share)	Rp 176.52	$ 0.01	Rp 225.77	Rp 232.71
Profit per share - (Diluted) | (per share)	Rp 176.52	$ 0.01	Rp 225.77	Rp 232.71
Number of Series B shares in each ADS	100	100	100	100
ADR
Total comprehensive income for the year attributable to:
Profit per ADS (100 Series B shares per ADS) - (Basic) | (per share)	Rp 17,651.75	$ 1.06	Rp 22,576.72	Rp 23,271.23
Profit per ADS (100 Series B shares per ADS) - (Diluted) | (per share)	Rp 17,651.75	$ 1.06	Rp 22,576.72	Rp 23,271.23
As previously reported
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Depreciation and amortization expenses			Rp (32,596)	Rp (32,569)
Operating income			43,009	44,485
Profit before income tax			39,158	40,855
Income tax benefit (expense)
Deferred			(798)	9
Profit for the year			30,725	32,068
Net comprehensive income (loss) for the year			31,620	30,614
Profit for the year attributable to:
Owners of the parent company			23,611	24,427
Total comprehensive income for the year attributable to:
Owners of the parent company			Rp 24,396	Rp 22,949
Profit per share - (Basic) | Rp / shares			Rp 238.35	Rp 246.58
Profit per share - (Diluted) | Rp / shares			238.35	246.58
As previously reported | ADR
Total comprehensive income for the year attributable to:
Profit per ADS (100 Series B shares per ADS) - (Basic) | Rp / shares			23,834.52	24,658.24
Profit per ADS (100 Series B shares per ADS) - (Diluted) | Rp / shares			Rp 23,834.52	Rp 24,658.24
Adjustments
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Depreciation and amortization expenses			Rp (1,538)	Rp (1,696)
Operating income			(1,538)	(1,696)
Profit before income tax			(1,538)	(1,696)
Income tax benefit (expense)
Deferred			292	322
Profit for the year			(1,246)	(1,374)
Net comprehensive income (loss) for the year			(1,246)	(1,374)
Profit for the year attributable to:
Owners of the parent company			(1,246)	(1,374)
Total comprehensive income for the year attributable to:
Owners of the parent company			Rp (1,246)	Rp (1,374)
Profit per share - (Basic) | Rp / shares			Rp (12.58)	Rp (13.87)
Profit per share - (Diluted) | Rp / shares			(12.58)	(13.87)
Adjustments | ADR
Total comprehensive income for the year attributable to:
Profit per ADS (100 Series B shares per ADS) - (Basic) | Rp / shares			(1,257.8)	(1,387.01)
Profit per ADS (100 Series B shares per ADS) - (Diluted) | Rp / shares			Rp (1,257.8)	Rp (1,387.01)